Stockholders' Equity (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Number of Shares	215,327
Valuation Price	$ 0.59
Shares Amount	$ 246,942
Related party consulting services in June 2012
Number of Shares	85,000
Valuation Price	$ 0.59
Shares Amount	50,000
Accrued Interest On Unrelated Party Notes Payable
Number of Shares	7,750
Valuation Price	$ 1.35
Shares Amount	10,462
Unrelated Party Consulting
Number of Shares	6,000
Valuation Price	$ 1.08
Shares Amount	6,480
Fees for second quarter of 2011 | Director
Number of Shares	5,769
Valuation Price	$ 5.20
Shares Amount	30,000
Fees for third quarter of 2011 | Director
Number of Shares	10,000
Valuation Price	$ 3.00
Shares Amount	30,000
Fees for fourth quarter of 2011 | Director
Number of Shares	22,058
Valuation Price	$ 1.36
Shares Amount	30,000
Fees for first quarter of 2012 | Director
Number of Shares	27,778
Valuation Price	$ 1.08
Shares Amount	30,000
Fees for January 2012 | Related party executive, administrative and operational services
Number of Shares	11,538
Valuation Price	$ 1.30
Shares Amount	15,000
Fees for February 2012 | Related party executive, administrative and operational services
Number of Shares	12,500
Valuation Price	$ 1.20
Shares Amount	15,000
Fees for March 2012 | Related party executive, administrative and operational services
Number of Shares	13,890
Valuation Price	$ 1.08
Shares Amount	15,000
Fees for April 2012 | Related party executive, administrative and operational services
Number of Shares	13,044
Valuation Price	$ 1.15
Shares Amount	$ 15,000